Residential Mortgage Loan Sponsor, LLC - ABS-15G

Exhibit 99.2

Client Name:
Client Project Name:	RMLT 2020-1
Start - End Dates:	9/25/2017 - 12/10/2019
Deal Loan Count:	456

Conditions Report 2.0

Loans in Report:	456
Loans with Conditions:	318

492 - Total Active Conditions
492 - Non-Material Conditions
159 - Credit Review Scope
45 - Category: Assets
23 - Category: Credit/Mtg History
27 - Category: DTI
23 - Category: Income/Employment
1 - Category: Insurance
7 - Category: LTV/CLTV
33 - Category: Terms/Guidelines
8 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Category: FEMA
5 - Category: Property
1 - Category: Value
325 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Documentation
3 - Category: Federal Consumer Protection
1 - Category: RESPA
3 - Category: Right of Rescission
2 - Category: State Consumer Protection
2 - Category: State Rate Spread
312 - Category: TILA/RESPA Integrated Disclosure
464 - Total Satisfied Conditions

148 - Credit Review Scope
41 - Category: Application
12 - Category: Assets
7 - Category: Credit/Mtg History
11 - Category: DTI
40 - Category: Income/Employment
13 - Category: Insurance
12 - Category: Legal Documents
11 - Category: Terms/Guidelines
1 - Category: Title
48 - Property Valuations Review Scope
34 - Category: Appraisal
6 - Category: FEMA
1 - Category: Property
7 - Category: Value
268 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Compliance Manual
1 - Category: County High Cost
18 - Category: Documentation
2 - Category: Federal Consumer Protection
5 - Category: Finance Charge Tolerance
2 - Category: RESPA
51 - Category: Right of Rescission
1 - Category: Section 32
1 - Category: State Consumer Protection
2 - Category: Texas Home Equity
180 - Category: TILA/RESPA Integrated Disclosure
11 - Total Waived Conditions

9 - Credit Review Scope
1 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: DTI
2 - Category: Income/Employment
4 - Category: Terms/Guidelines
2 - Compliance Review Scope
2 - Category: TILA/RESPA Integrated Disclosure

©2020 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.